Related Party Transactions (Details) - Schedule of Names of Related Parties and Relationship	12 Months Ended
Dec. 31, 2023
Koh Sih-Ping (Note) [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Other related party
Origin Rise Limited (Note) [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Other related party
Asteria Corporation [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Shareholder of the Company